Simplify US Small Cap PLUS Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.9%
Equity Funds – 99.9%
iShares Core S&P Small-Cap ETF(a)
(Cost $2,894,063) ....................................................... 23,346 $ 2,441,291
Number of
Contracts Notional Amount
Purchased Options – 1.0%
Calls – Exchange-Traded – 0.4%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 8 $ 4,640,000 2,880
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 2 1,230,000 35
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 2 1,246,000 25
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 4 2,320,000 8,600
11,540
Puts – Exchange-Traded – 0.6%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(b) ............ 5 95,000 122
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(b) ............ 10 200,000 400
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(b) ............ 5 115,000 1,483
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(b) .......... 3 552,000 60
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(b) .......... 4 734,000 380
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(b) .......... 3 565,500 735
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(b) ............. 15 7,987,500 2,700
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(b) ............. 7 3,780,000 2,730
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(b) ............. 1 515,000 215
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(b) ............. 1 525,000 350
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(b) ............. 6 3,180,000 3,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(b) ............. 1 525,000 795
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(b) ............. 1 517,500 805
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(b) ........... 25 650,000 50
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(b) ........... 21 537,600 73
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(b) ........... 29 754,000 232
14,130
Total Purchased Options (Cost $33,923) ............................................. 25,670
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $2,940) ........................................................... 2,940 2,940
Total Investments – 101.0%
(Cost $2,930,926) ............................................................. $ 2,469,901
Liabilities in Excess of Other Assets – (1.0)% ......................................... (25,289)
Net Assets – 100.0% ............................................................ $ 2,444,612

Simplify US Small Cap PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (1.6)%
Puts – Exchange-Traded – (1.6)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (5) $ (120,000) $ (877)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (10) (250,000) (2,600)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (5) (140,000) (7,213)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (3) (594,000) (2,760)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (4) (774,000) (2,900)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (3) (595,500) (5,985)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (15) (7,912,500) (1,950)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (7) (3,710,000) (1,068)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (6) (3,120,000) (1,590)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (1) (537,500) (960)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (1) (547,500) (2,365)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (1) (552,500) (4,795)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (1) (542,500) (3,185)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (25) (675,000) (100)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (21) (562,800) (178)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (29) (780,100) (493)
(39,019)
Total Written Options (Premiums Received $29,117) .................................... $ (39,019)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Held in connection with Written Options.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 99.9%
Purchased Options ............................................................................ 1.0%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 101.0%
Liabilities in Excess of Other Assets ............................................................... (1.0)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.